Cover	Apr. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2020
Entity File Number	001-39218
Entity Registrant Name	CONMED CORPORATION
Entity Central Index Key	0000816956
Entity Tax Identification Number	16-0977505
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	525 French Road
Entity Address, City or Town	Utica
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13502
City Area Code	(315)
Local Phone Number	797-8375
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false